Income taxes (Details) - Schedule of reconciliation of the effective rate of income tax - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of reconciliation of the effective rate of income tax [Abstract]
Loss before income taxes	$ (12,310)	$ (14,973)
Tax expense calculated rate	26.60%	26.70%
Tax expense calculated
Using statutory rates	$ (3,274)	$ (3,998)
Non-deductible items	1,113	(298)
Difference in foreign tax rates	11	50
Change in deferred tax rates	(89)	2
Movement in tax benefits not recognized	(395)	1,752
Renouncement of flow-through expenditures	1,904	7,538
Other	33	(79)
Income tax expense	$ (697)	$ 4,967